FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash	$ 10,180	$ 18,304	$ 44,308	$ 122
Current liabilities	786,591	$ 741,436
Two Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Accrued interest	542,089
Loan Payable [Member]
IfrsStatementLineItems [Line Items]
Accrued interest	16,726
Loan payable amount	$ 50,000